Note 14 - Stock Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Aug. 11, 2016	Apr. 28, 2016	Apr. 27, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 13, 2016	Dec. 24, 2015	Dec. 20, 2015
Chief Executive Officer
Class of Warrant, Outstanding										150,000
Risk free rate		1.33%
Director 1
Class of Warrant, Outstanding										25,000
Director 2
Class of Warrant, Outstanding										12,500
Director 3
Class of Warrant, Outstanding										7,500
Warrant
Cancelled		20,625
Warrant | Chief Executive Officer
Warrants vested	87,500	50,000
Fair value vested	$ 612,500	$ 350,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 7.00
Volatility rate		842.00%
Warrant | Director 1
Fair value vested		$ 175,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 7.00
Risk free rate		1.33%
Volatility rate		842.00%
Expected life		3 years
Warrant | Director 2
Fair value vested		$ 87,500
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 7.00
Risk free rate		1.33%
Volatility rate		842.00%
Expected life		3 years
Warrant | Director 3
Warrants vested	1,875
Fair value vested		$ 13,125
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 7.00
Risk free rate		1.33%
Volatility rate		842.00%
Expected life		3 years
Cancelled		5,625
Common Stock
Stock price				$ 2.10
Issuance of common stock for investment, Shares			500,000
National Concessions Group Inc
Class of Warrant, Outstanding											2,500
National Concessions Group Inc | Warrant
Warrants vested	2,500
Fair value vested	$ 16,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 6.40
Risk free rate		0.80%
Volatility rate		848.10%
Expected life		1 year 4 months 24 days
An investor
Class of Warrant, Outstanding						5,000			11,250
An investor | Warrant
Fair value vested		$ 69,750
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 6.20
Risk free rate		1.15%
Volatility rate		600.00%
Expected life		3 years
An investor | Common Stock
Issuance of common stock for investment, Shares		8,804
Investor 2
Class of Warrant, Outstanding								15,625
Investor 2 | Warrant
Fair value vested		$ 71,875
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 8.00
Stock price		$ 4.60
Risk free rate		2.02%
Volatility rate		600.00%
Expected life		10 years
Investor 3
Class of Warrant, Outstanding							5,000
Investor 3 | Warrant
Fair value vested		$ 28,967
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 4.60
Stock price		$ 5.80
Risk free rate		0.47%
Volatility rate		638.00%
Expected life		1 year
Investor 4
Class of Warrant, Outstanding					5,000
Investor 4 | Warrant
Fair value vested		$ 27,000
Fair Value Assumptions, Method Used		Black-Scholes-Merton pricing model
Exercise price		$ 1.00
Stock price		$ 5.40
Risk free rate		0.91%
Volatility rate		1177.00%
Expected life		2 years 8 months 5 days